Other variable compensation (Details 8) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Compensation expense relating to deferred compensation	SFr 452	SFr 430	SFr 370	SFr 882	SFr 737
Deferred fixed cash awards
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount	58			SFr 58
Compensation expense relating to deferred compensation	SFr 13
Deferred fixed cash awards | Cliff vesting [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description				In 2Q19, the Group awarded deferred fixed cash compensation of CHF 58 million to certain employees in the Americas. This compensation will be expensed in the Global Markets division over a three-year period from the grant date. Amortization of this compensation totaled CHF 13 million in 2Q19.
Deferred Compensation Arrangement with Individual, Maximum Contractual Term	3 years
Bank
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Compensation expense relating to deferred compensation				SFr 846	SFr 715
Bank | Other variable compensation | Cliff vesting [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description				In 6M19, the Bank awarded deferred fixed cash compensation of CHF 58 million to certain employees in the Americas. This compensation will be expensed in the Global Markets division over a three-year period from the grant date. Amortization of this compensation totaled CHF 13 million in 6M19.
Deferred Compensation Arrangement with Individual, Maximum Contractual Term				3 years
Bank | Deferred fixed cash awards
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount	SFr 58			SFr 58
Compensation expense relating to deferred compensation				SFr 13